Incorporated herein by reference is a supplement to the prospectus of MFS U.S. Government Cash Reserve Fund, a series of MFS Series Trust I (File No. 003-07638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 28, 2014 (SEC Accession No. 0001104659-14-083820).